AURORA 10Q - FAIR VALUE MEASUREMENTS - Unobservable inputs (Details) - Private Placement Warrants - Fair Value, Inputs, Level 3 - Aurora Acquisition Corp	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Y	Dec. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares Y	Mar. 08, 2021	Mar. 08, 2021 $ / shares	Mar. 08, 2021 Y	Mar. 08, 2021 USD ($)
Stock price
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	10.45		10.09			9.90		10.02
Strike price
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	11.50		11.50			11.50		11.50
Probability of completing a Business Combination
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	0.6000	0.4000				1.0000	0.9000
Measurement Input, Expected Term
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	1.13	0.0289		2.89	2.89	5.00			5.5	5.50
Measurement Input, Price Volatility
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	0.0500	0.0300				0.2200	0.1500
Measurement Input, Risk Free Interest Rate
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	0.0526	0.0420				0.0126	0.0096
Fair value of warrants
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	0.06		0.07			1.59		0.86